Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(4)
Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event the Company elects to offer to the public fractional interests in shares of the preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and shares of preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Subscription Rights
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Offering Note

(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.

(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933 (the “Securities Act”) to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will “pay-as-you-go” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(5)	Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,852,049
Proposed Maximum Offering Price per Unit | shares	5.53
Maximum Aggregate Offering Price | $	$ 15,771,830.97
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 2,178.1
Offering Note

(6)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.

(7)
Estimated solely for the purpose of calculating the registration fee computed in accordance with Rule 457(c) on the basis of the average of the high and low sales prices for the Class A common stock on March 10, 2026, as reported on the NASDAQ Global Select Market.

(8)
Represents the shares of common stock, $0.01 par value per share, of the Company that will be offered for resale by the selling stockholders pursuant to the prospectus included in the registration statement to which this exhibit is attached.